Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Operating losses carryforward term	15 days
Valuation allowance	$ 34,868,210	$ 28,842,025
Valuation allowance, deferred tax asset, increase (decrease), amount	6,026,000	$ 17,615,000
Accrued interest and penalties	0
Federal
Income Taxes (Details) [Line Items]
Operating loss carryforwards	84,234,000
State
Income Taxes (Details) [Line Items]
Operating loss carryforwards	48,087,000
Foreign
Income Taxes (Details) [Line Items]
Operating loss carryforwards	$ 19,120,000